Cambria Foreign Shareholder Yield ETF
Schedule of Investments
July 31, 2024 (Unaudited)

Sector Weightings
Cambria Foreign Shareholder Yield ETF
Financials	27.1%	(a)
Energy	21.0%
Industrials	14.9%
Materials	14.3%
Consumer Discretionary	9.9%
Communication Services	4.1%
Information Technology	4.0%
Consumer Staples	2.8%
Utilities	1.9%
	100.00%

Percentages are stated as a percent of total investments, excluding short-term investments.

(a)      To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

	Shares	Value
Common Stocks - 99.0%
Australia - 5.1%
Fortescue Ltd.	279,286	$3,446,397
New Hope Corp. Ltd.	831,911	2,649,415
Santos Ltd.	546,459	2,855,279
Whitehaven Coal Ltd.	430,698	2,174,375
Woodside Energy Group Ltd.	119,265	2,152,615
Yancoal Australia Ltd.	725,954	3,365,887
		16,643,968

Canada - 12.1%
ARC Resources Ltd.	212,044	3,669,091
Canadian Natural Resources Ltd.	90,219	3,203,227
Cenovus Energy, Inc.	161,908	3,262,435
iA Financial Corp., Inc.	50,643	3,424,496
Imperial Oil Ltd.	46,569	3,336,211
Labrador Iron Ore Royalty Corp.	138,011	3,066,800
Mullen Group Ltd.	311,476	3,372,735
Parex Resources, Inc.	137,288	2,059,345
Secure Energy Services, Inc.	523,940	4,625,958
Suncor Energy, Inc.	92,404	3,690,404
Trican Well Service Ltd.	784,742	2,864,665
Whitecap Resources, Inc.	384,981	2,966,862
		39,542,229

Denmark - 1.6%
D/S Norden AS	53,308	2,305,369
Scandinavian Tobacco Group AS	206,951	3,031,304
		5,336,673

Finland - 0.9%
Sampo Oyj - Class A	64,513	2,825,586

France - 8.7%
Amundi SA	47,759	3,491,472
AXA SA	117,855	4,144,057
Coface SA	217,198	3,293,230
Engie SA	167,119	2,629,773
Eurazeo SE	38,309	3,018,285
Metropole Television SA	136,409	1,783,356
Rubis SCA	109,305	3,425,836
SCOR SE	131,200	2,812,849
TotalEnergies SE	56,309	3,807,561
		28,406,419

Germany - 4.8%
Bayerische Motoren Werke AG	24,587	2,283,611
Deutsche Bank AG	199,266	3,113,208
Freenet AG	132,773	3,675,685
Heidelberg Materials AG	29,123	3,040,895
Muenchener Rueckversicherungs-Gesellschaft AG	7,260	3,579,714
		15,693,113

Hong Kong - 4.8%
CK Hutchison Holdings Ltd.	502,089	2,634,845
Shougang Fushan Resources Group Ltd.	9,183,449	3,232,429
Skyworth Group Ltd.	6,214,339	2,258,935
VTech Holdings Ltd.	322,466	2,123,537
WH Group Ltd.	4,748,219	3,087,344
Yue Yuen Industrial Holdings Ltd.	1,563,752	2,553,931
		15,891,021

Italy - 6.2%
Anima Holding SpA	582,989	3,067,633
Assicurazioni Generali SpA	125,548	3,251,476
Azimut Holding SpA	118,285	2,964,806
BPER Banca SpA	670,763	3,921,495
Eni SpA	216,287	3,463,869
Intesa Sanpaolo SpA	881,873	3,579,507
		20,248,786

Japan - 28.8%(a)
Amada Co. Ltd.	288,800	3,446,013
Citizen Watch Co. Ltd.	565,900	3,872,017
Daicel Corp.	316,000	3,091,339
Dai-ichi Life Holdings, Inc.	164,300	5,097,736
Hokuhoku Financial Group, Inc.	249,600	3,556,431
Idemitsu Kosan Co. Ltd.	485,100	3,251,163
Inpex Corp.	211,200	3,279,271
Japan Post Holdings Co. Ltd.	359,200	3,846,045
Japan Post Insurance Co. Ltd.	172,800	3,613,914
Kamigumi Co. Ltd.	144,500	3,318,180
Kansai Paint Co. Ltd.	199,000	3,286,446
Kawasaki Kisen Kaisha Ltd.	195,400	3,052,208
Kobe Steel Ltd.	259,200	3,263,250
Kokuyo Co. Ltd.	192,600	3,254,034
Nagase & Co. Ltd.	165,200	3,658,981
Press Kogyo Co. Ltd.	886,000	3,731,958
Sankyo Co. Ltd.	239,200	2,664,963
Seiko Epson Corp.	183,200	3,216,899
Shibaura Mechatronics Corp.	70,196	3,734,603
Sojitz Corp.	146,300	3,516,747
Sompo Holdings, Inc.	231,500	5,357,702
Sumitomo Bakelite Co. Ltd.	98,100	2,797,525
Suruga Bank Ltd.	483,700	3,871,408
T&D Holdings, Inc.	196,900	3,744,656
Taiheiyo Cement Corp.	125,500	3,460,769
Tamron Co. Ltd.	183,887	5,253,739
		94,237,997

Luxembourg - 1.2%
APERAM SA	83,028	2,248,226
RTL Group SA	55,603	1,754,142
		4,002,368

Netherlands - 2.0%
NN Group NV	79,815	4,002,843
Stellantis NV	159,253	2,654,906
		6,657,749

Norway - 5.1%
Elkem ASA (b)	881,552	1,840,573
Golden Ocean Group Ltd.	304,294	3,781,851
Hoegh Autoliners ASA	473,683	5,170,719
Telenor ASA	241,540	2,877,953
Wallenius Wilhelmsen ASA	314,669	2,924,444
		16,595,540

Spain - 2.2%
ACS Actividades de Construccion y Servicios SA	90,401	4,036,738
Repsol SA	220,284	3,140,954
		7,177,692

Sweden - 0.8%
SSAB AB - Class B	551,541	2,791,387

Switzerland - 2.0%
Glencore PLC	457,945	2,530,271
Holcim AG	43,195	4,047,117
		6,577,388

United Kingdom - 12.7%
abrdn PLC	1,388,954	3,036,350
Aviva PLC - Class B	451,239	2,901,601
Balfour Beatty PLC	727,703	3,940,306
Barratt Developments PLC	541,770	3,667,610
Bellway PLC	96,838	3,567,873
BP PLC	703,012	4,146,874
British American Tobacco PLC	86,804	3,063,159
Future PLC	228,454	3,289,305
Kingfisher PLC	1,006,495	3,575,032
Legal & General Group PLC	738,028	2,198,297
Rio Tinto PLC	64,697	4,180,171
TORM PLC - Class A	100,817	3,903,782
		41,470,360
Total Common Stocks (Cost $301,101,476)		324,098,276

Short-Term Investments - 0.8%
Money Market Funds - 0.8%
First American Treasury Obligations Fund - Class X, 5.20% (c)	2,608,640	2,608,640
Total Short-Term Investments (Cost $2,608,640)		2,608,640

Total Investments - 99.8% (Cost $303,710,116)		326,706,916
Other Assets in Excess of Liabilities - 0.2%		738,139
Total Net Assets - 100.0%		$327,445,055

Percentages are stated as a percent of net assets.

AB - Aktiebolag
AG - Aktiengesellschaft AS - Turkish Joint Stock Company
ASA - Advanced Subscription Agreement
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima SCA - Société en Commandite par Actions
SE - Societas Europea
SpA - Società per Azioni

(a)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

 The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Cambria Foreign Shareholder Yield ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$324,098,276	$–	$–	$324,098,276
Money Market Funds	2,608,640	–	–	2,608,640
Total Assets	$326,706,916	$–	$–	$326,706,916

Refer to the Schedule of Investments for country classifications.